Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 105	$ 110
Calls/ Maturities/ Paydowns/ Other	10	4
Purchases	8	2
Sales	0	0
Net Realized (Gain)/Loss on sales	0	0
Change in Valuation	(18)	(11)
Net Transfers In (Out)	0	0
Ending Fair value	105	$ 105
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net realized gains (losses) on security sales
Corporate and other debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	5	$ 3
Calls/ Maturities/ Paydowns/ Other	(1)	0
Purchases	0	2
Sales	0	0
Net Realized (Gain)/Loss on sales	0	0
Change in Valuation	0	0
Net Transfers In (Out)	0	0
Ending Fair value	4	5
Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	52	64
Calls/ Maturities/ Paydowns/ Other	0	0
Purchases	8	0
Sales	0	0
Net Realized (Gain)/Loss on sales	0	0
Change in Valuation	0	(12)
Net Transfers In (Out)	0	0
Ending Fair value	60	52
Common equities | Common Stocks, by Industry
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	23	22
Calls/ Maturities/ Paydowns/ Other	0	0
Purchases	0	0
Sales	0	0
Net Realized (Gain)/Loss on sales	0	0
Change in Valuation	(18)	1
Net Transfers In (Out)	0	0
Ending Fair value	5	23
Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	25	21
Calls/ Maturities/ Paydowns/ Other	11	4
Purchases	0	0
Sales	0	0
Net Realized (Gain)/Loss on sales	0	0
Change in Valuation	0	0
Net Transfers In (Out)	0	0
Ending Fair value	$ 36	$ 25